CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary Share [Member]		Additional paid-in capital [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2018		$ 3,456		$ 72,888	$ (13)	$ (63,301)	$ 13,030
Beginning balance, shares at Dec. 31, 2018		5,330,684
Issuance of ordinary shares and warrants in the 2019 registered direct offering, net of issuance expenses in an amount of $987	[1]	$ 1,928		4,583			6,511
Issuance of ordinary shares and warrants in the 2019 registered direct offering, net of issuance expenses in an amount of $987, shares	[1]	2,906,376
RSU vesting			[2]					[2]
RSU vesting, shares		718
Share-based compensation				83			83
Other comprehensive loss					17		17
Net loss						(3,150)	(3,150)
Ending balance at Mar. 31, 2019		$ 5,384		77,554	4	(66,451)	16,491
Ending balance, shares at Mar. 31, 2019		8,237,778
Beginning balance at Dec. 31, 2018		$ 3,456		72,888	(13)	(63,301)	13,030
Beginning balance, shares at Dec. 31, 2018		5,330,684
Net loss							(6,505)
Ending balance at Jun. 30, 2019		$ 5,384		77,740		(69,806)	13,318
Ending balance, shares at Jun. 30, 2019		8,238,462
Beginning balance at Mar. 31, 2019		$ 5,384		77,554	4	(66,451)	16,491
Beginning balance, shares at Mar. 31, 2019		8,237,778
RSU vesting			[2]					[2]
RSU vesting, shares		684
Share-based compensation				186			186
Other comprehensive loss					(4)		(4)
Net loss						(3,355)	(3,355)
Ending balance at Jun. 30, 2019		$ 5,384		77,740		(69,806)	13,318
Ending balance, shares at Jun. 30, 2019		8,238,462
Beginning balance at Dec. 31, 2019		$ 5,407		77,964		(77,137)	6,234
Beginning balance, shares at Dec. 31, 2019		8,272,908
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $30		$ 1,894		2,837			4,731
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $30, shares		2,720,178
RSU vesting		$ 4		(4)
RSU vesting, shares		6,633
Share-based compensation				123			123
Net loss						(3,431)	(3,431)
Ending balance at Mar. 31, 2020		$ 7,305		80,920		(80,568)	7,657
Ending balance, shares at Mar. 31, 2020		10,999,719
Beginning balance at Dec. 31, 2019		$ 5,407		77,964		(77,137)	6,234
Beginning balance, shares at Dec. 31, 2019		8,272,908
Net loss							(6,319)
Ending balance at Jun. 30, 2020		$ 20,348		78,110		(83,456)	15,002
Ending balance, shares at Jun. 30, 2020		30,172,943
Beginning balance at Mar. 31, 2020		$ 7,305		80,920		(80,568)	7,657
Beginning balance, shares at Mar. 31, 2020		10,999,719
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361	[3]	$ 13,039		(2,900)			10,139
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361, shares	[3]	19,166,670
RSU vesting		$ 4		(4)
RSU vesting, shares		6,554
Share-based compensation				94			94
Net loss						(2,888)	(2,888)
Ending balance at Jun. 30, 2020		$ 20,348		$ 78,110		$ (83,456)	$ 15,002
Ending balance, shares at Jun. 30, 2020		30,172,943

[1]	Includes pre-funded warrants to purchase 1,024,876 ordinary shares at a purchase price of $2.57 per pre-funded warrant, issued in connection with the 2019 registered direct offering.
[2]	Represents amount less than 1 thousand.
[3]	See Note 5(2).